Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Debt Instrument, Redemption [Line Items]
Debt instrument due to mature	$ 76,749,000
Line of credit facility expiration date	Dec. 31, 2018
Torill Knutsen [Member] | 73.2 Million Loan Facilities [Member]
Debt Instrument, Redemption [Line Items]
Senior secured credit facility	$ 73,200,000
Debt instrument due to mature	$ 68,300,000
Line of credit facility expiration date	Oct. 31, 2018